PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment include the following:

	September 30, 2021 (unaudited)	December 31, 2020 (audited)

Marketing equipment	$32,261	$32,261
Vehicles	277,886	277,886
	310,147	310,147
Less: Accumulated depreciation	(308,348)	(304,881)
Net property and equipment	$1,799	$5,266

Property and equipment include the following:

	December 31, 2020	December 31, 2019

Marketing equipment	$32,261	$32,261
Vehicles	277,886	277,886
	310,147	310,147
Less: Accumulated depreciation	(304,881)	(243,157)
Net property and equipment	$5,266	$66,990